Operating expenses (Tables)	6 Months Ended
Mar. 31, 2022
Operating expenses
Schedule of operating expenses	Operating expenses[1]

	Half Year	Half Year	Half Year	% Mov’t
	March	Sept	March	Mar 22	Mar 22
$m	2022	2021	2021	- Sept 21	- Mar 21
Staff expenses
Employee remuneration, entitlements and on-costs	2,584	2,897	2,472	(11)	5
Superannuation expense	278	244	231	14	20
Share-based payments	46	51	46	(10)	—
Restructuring costs	74	71	22	4	large
Total staff expenses	2,982	3,263	2,771	(9)	8
Occupancy expenses
Operating lease rentals	79	91	73	(13)	8
Depreciation and impairment of property and equipment	261	526	429	(50)	(39)
Other	58	50	57	16	2
Total occupancy expenses	398	667	559	(40)	(29)
Technology expenses
Amortisation and impairment of software assets[2]	337	723	517	(53)	(35)
Depreciation and impairment of IT equipment	85	142	118	(40)	(28)
Technology services	342	422	398	(19)	(14)
Software maintenance and licences	248	297	234	(16)	6
Telecommunications	72	88	93	(18)	(23)
Data processing	41	51	45	(20)	(9)
Total technology expenses	1,125	1,723	1,405	(35)	(20)
Other expenses
Professional and processing services	460	682	728	(33)	(37)
Amortisation and impairment of intangible assets and deferred expenditure	122	509	90	(76)	36
Postage and stationery	74	82	74	(10)	—
Advertising	81	104	116	(22)	(30)
Non-lending losses	45	156	78	(71)	(42)
Other expenses	86	128	176	(33)	(51)
Total other expenses	868	1,661	1,262	(48)	(31)
Total operating expenses	5,373	7,314	5,997	(27)	(10)

1.	Included in operating expense are costs related to compliance, regulation and remediation of $17 million (Second Half 2021: $161 million; First Half 2021: $198 million). Refer to Note 14 for further details.
2.	These balances included impairment of capitalised software assets for First Half 2022 of $54 million (Second Half 2021: $352 million, First Half 2021: $133 million).